Interest and Other Expense, Net - Interest and Other Expense, Net (Parenthetical) (Detail) (Longshine Information Technology Ltd. [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2013
Longshine Information Technology Ltd. [Member]
Schedule Of Interest Expenses [Line Items]
Gain on the sale of remaining minority interest	$ 6,270